Stock-Based Compensation - Restricted Stock (Details) - Blade Urban Air Mobility [Member] - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2021	Mar. 31, 2020	Sep. 30, 2020	Sep. 30, 2019
Shares of Restricted Stock
Granted			1,085,840
Vested			(100,000)
Non-vested at the end	985,840		985,840
Weighted Average Grant Date Fair Value
Granted (in dollars per share)			$ 7.28
Vested (in dollars per share)			7.28
Non-vested at the end (in dollars per share)	$ 7.28		$ 7.28
Restricted stock compensation expense	$ 1,904	$ 87	$ 3,179	$ 178	$ 490	$ 317
Unamortized value of stock options, weighted average remaining amortization period					1 year 3 months 18 days
Restricted Stock
Weighted Average Grant Date Fair Value
Restricted stock compensation expense	1,795	$ 0	2,822	$ 0
Unamortized stock-based compensation costs	$ 5,082		$ 5,082
Unamortized value of stock options, weighted average remaining amortization period			8 months 16 days